LEASES (Tables)	12 Months Ended
Oct. 31, 2023
Leases [Abstract]
Lease, Cost
The components of lease cost for operating leases were as follows:

	Year Ended October 31,
	2023	2022	2021
	(in millions)
Operating lease cost	$68	$59	$59
Short-term lease cost	2	2	2
Variable lease cost (a)	16	15	14
Sublease income	(16)	(14)	(13)
Total lease cost	$70	62	62
(a) Variable lease cost includes cancelable leases, non-fixed maintenance costs and non-recoverable transaction taxes.

In the fourth quarter of fiscal year 2023, we initiated a new restructuring plan ("FY23 Plan") designed to reduce costs and expenses in response to the current macroeconomic conditions. The consolidation of excess facilities under the FY23 Plan resulted in $7 million of accelerated depreciation of our ROU assets.

During fiscal year 2023, we recorded ROU asset impairments of $8 million primarily related to the exit of our Resolution Bioscience business. There were no impairments for fiscal years 2022 and 2021.
Supplemental cash flow information related to leases was as follows:

	Year Ended October 31,
	2023	2022	2021
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$56	$53	$57
Non-cash right of use assets obtained in exchange for operating lease obligations	$70	$38	$53

Supplemental balance sheet information related to leases was as follows:

		October 31,
	Financial Statement Line Item	2023	2022
		(in millions, except lease term and discount rate)
Assets:
Operating lease:
Right of use asset	Other assets	$154	$150

Liabilities:
Current
Operating lease liabilities	Other accrued liabilities	$46	$51
Long-term
Operating lease liabilities	Other long-term liabilities	$118	$101

Weighted average remaining lease term (in years)
Operating leases		8.3 years	7.4 years

Weighted average discount rate
Operating leases		3.3%	2.4%

Schedule of Future Minimum Rent Payments
Future minimum rents payable as of October 31, 2023 under non-cancelable leases with initial terms exceeding one year reconcile to lease liabilities included in the consolidated balance sheet as follows:

Operating Leases
(in millions)
2024	$51
2025	32
2026	22
2027	14
2028	11
Thereafter	59
Total undiscounted future minimum lease payments	$189
Less: amount of lease payments representing interest	(25)
Present value of future minimum lease payments	$164
Less: current liabilities	(46)
Long-term lease liabilities	$118